Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net
11.	Intangible assets, net
Intangible assets, net consist of the following:

	As of December 31, 2023
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	(RMB in millions)
Non-compete	8.0	2,467	(2,407)	—	60
Domain names and trademarks	17.8	6,756	(1,855)	(551)	4,350
Customer relationship	8.7	2,823	(1,087)	(60)	1,676
Technology and others	5.4	2,842	(1,546)	(447)	849

Total	12.1	14,888	(6,895)	(1,058)	6,935

	As of December 31, 2024
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	(RMB in millions)
Non-compete	8.0	2,467	(2,467)	—	—
Domain names and trademarks	17.8	6,715	(2,185)	(815)	3,715
Customer relationship	8.7	5,157	(1,416)	(112)	3,629
Technology and others	5.4	2,905	(1,790)	(666)	449

Total	11.6	17,244	(7,858)	(1,593)	7,793

Amortization expenses for intangible assets were RMB1,248 million, RMB1,304 million and RMB987 million for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment loss was recorded for the year ended December 31, 2022. For the years ended December 31, 2023 and 2024, the Group recorded impairment losses of RMB902 million and RMB535 million for the intangible assets
mainly identified from the acquisition of Dada
 and other offline business
es
, respectively.
As of December 31, 2024, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
	2025	2026	2027	2028	2029	2030 and thereafter
	(RMB in millions)
Amortization expenses	1,028	1,017	1,000	852	742	3,154